JPMorgan SmartRetirement Income Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
BLOOMBERG US AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
S&P TARGET DATE RETIREMENT INCOME INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.66%	4.16%	5.32%
JPM SMARTRETIREMENT INCOME COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.91%	4.81%	6.08%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	7.00%	3.18%	4.95%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.39%	1.51%	3.21%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.51%	1.92%	3.34%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	10.30%	3.48%	4.90%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	12.14%	4.26%	5.56%